Contingent liabilities and commitments (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Provisions	£ 1,208	£ 951
Expected credit losses held against contingent liabilities and commitments [member]
Disclosure of contingent liabilities [line items]
Provisions	£ 769	£ 252